UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	$1,000	$1,182,510

		$1,182,510

Education — 6.9%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,121,950
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,684,305
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,700,385

		$4,506,640

Electric Utilities — 7.7%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,664,445
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,108,590
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,119,540
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,113,110

		$5,005,685

Escrowed/Prerefunded — 8.1%
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	$2,000	$2,247,280
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,991,840

		$5,239,120

General Obligations — 5.2%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$235,130
Maricopa County Community College District, 3.00%, 7/1/23	785	817,530
Tempe, 5.375%, 7/1/21	1,600	1,913,760
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	378,949

		$3,345,369

Health Care - Miscellaneous — 1.1%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$425	$437,401
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,552

		$747,953

Hospital — 12.6%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,115,520
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,841,840
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,055,080
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,508,102
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	552,970
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,097,989

		$8,171,501

Industrial Development Revenue — 1.3%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$872,712

		$872,712

Insured-Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,214,570
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	324,294

		$1,538,864

1

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.7%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$459,659
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	585	612,928

		$1,072,587

Insured-General Obligations — 7.3%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,453,752
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,284,954

		$4,738,706

Insured-Lease Revenue/Certificates of Participation — 3.2%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,099,651

		$2,099,651

Insured-Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$958,408
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,432,262
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	163,387
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	79,960

		$2,634,017

Insured-Transportation — 4.1%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$720,965
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,973,872

		$2,694,837

Insured-Water and Sewer — 1.5%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$952,242

		$952,242

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$877,635

		$877,635

Other Revenue — 1.8%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,138,090

		$1,138,090

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$250,148

		$250,148

Special Tax Revenue — 17.9%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,075,940
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,143,840
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	297,230
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	324,069
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,113,780
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,179,000
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,028,275
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,246,870
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,106,780
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,121,950

		$11,637,734

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.4%
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	$2,000	$2,228,000

		$2,228,000

Water and Sewer — 2.7%
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	$1,500	$1,723,320

		$1,723,320

Total Tax-Exempt Investments — 96.5% (identified cost $57,295,269)		$62,657,321

Other Assets, Less Liabilities — 3.5%		$2,258,741

Net Assets — 100.0%		$64,916,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 25.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 11.4% of total investments.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	25 U.S. Long Treasury Bond	Short	$(4,014,776)	$(3,989,844)	$24,932

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $24,932.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,221,795

Gross unrealized appreciation	$5,530,787
Gross unrealized depreciation	(95,261)

Net unrealized appreciation	$5,435,526

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,657,321	$—	$62,657,321
Total Investments	$—	$62,657,321	$—	$62,657,321
Futures Contracts	$24,932	$—	$—	$24,932
Total	$24,932	$62,657,321	$—	$62,682,253

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,151,480
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,722,690

		$2,874,170

Education — 16.9%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$559,950
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,255,298
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,409,754
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,096,030
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,659,495
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,130,072
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,278,480
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,367,950
University of Connecticut, 5.00%, 11/15/29	1,000	1,160,420

		$15,917,449

General Obligations — 20.0%
Connecticut, 4.875%, 11/1/20	$1,475	$1,656,012
Danbury, 4.00%, 8/1/26	380	415,173
East Lyme, 4.00%, 7/15/22	350	389,176
East Lyme, 4.00%, 7/15/23	525	579,779
East Lyme, 4.25%, 7/15/24	250	278,200
Fairfield, 5.00%, 1/1/23	1,000	1,225,840
Fairfield, Prerefunded to 7/15/17, 4.25%, 7/15/26	250	269,385
Hartford, 5.00%, 4/1/31	1,500	1,696,485
North Haven, 5.00%, 7/15/23	1,475	1,809,781
North Haven, 5.00%, 7/15/25	1,490	1,846,035
Norwalk, 4.00%, 7/1/26	1,975	2,162,309
Norwalk, 4.00%, 7/15/27	1,000	1,091,310
Redding, 5.50%, 10/15/18	400	460,428
Redding, 5.625%, 10/15/19	650	773,051
Stamford, 4.00%, 7/1/25	370	410,023
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,495,497
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	983,587
Wilton, 5.25%, 7/15/18	535	607,503
Wilton, 5.25%, 7/15/19	535	623,981

		$18,773,555

Hospital — 6.7%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,108,050
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,115,720

1

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	$1,000	$1,105,610
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,715,244
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,220,090

		$6,264,714

Industrial Development Revenue — 7.8%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,755,472
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,543,515

		$7,298,987

Insured-Education — 17.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,500,758
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,637,448
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,120,621
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,812,325
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	551,005
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,057,249

		$16,679,406

Insured-Escrowed/Prerefunded — 2.3%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	$1,000	$1,130,870
University of Connecticut, (NPFG), Prerefunded to 2/15/16, 5.00%, 2/15/24	1,000	1,037,660

		$2,168,530

Insured-General Obligations — 6.2%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,656,795
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,177,690
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,118,770
Hartford, (AGM), 5.00%, 4/1/31	440	491,115
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	225,000
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,191,600

		$5,860,970

Insured-Special Tax Revenue — 0.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$137,708

		$137,708

Insured-Transportation — 6.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$4,051,632
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,656,428

		$5,708,060

Insured-Water and Sewer — 5.9%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,254,275
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,316,772

		$5,571,047

Senior Living/Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,030,700

		$1,030,700

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,289,840
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	148,615
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	164,781

		$2,603,236

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,021,940

		$1,021,940

Water and Sewer — 3.0%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,142,780
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,681,185

		$2,823,965

Total Tax-Exempt Investments — 100.8% (identified cost $87,243,996)		$94,734,437

Other Assets, Less Liabilities — (0.8)%		$(737,215)

Net Assets — 100.0%		$93,997,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 38.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	9 U.S. Long Treasury Bond	Short	$(1,445,320)	$(1,436,344)	$8,976

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $8,976.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,002,519

Gross unrealized appreciation	$7,731,918
Gross unrealized depreciation	—

Net unrealized appreciation	$7,731,918

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$94,734,437	$—	$94,734,437
Total Investments	$—	$94,734,437	$—	$94,734,437
Futures Contracts	$8,976	$—	$—	$8,976
Total	$8,976	$94,734,437	$—	$94,743,413

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,355,540

		$2,355,540

Education — 11.9%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,092,610
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,668,780
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,121,210
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	309,540
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	339,667
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	752,437
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,114,120
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,577,232
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,578,555
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,657,434
University of Minnesota, 5.00%, 12/1/36	500	579,755
University of Minnesota, 5.125%, 4/1/34	1,000	1,130,650
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,055,290

		$13,977,280

Electric Utilities — 6.6%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,325,309
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	403,515
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	535,130
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	285,902
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	284,813
Minnesota Municipal Power Agency, Series 2005, 5.00%, 10/1/35	645	656,139
Minnesota Municipal Power Agency, Series 2014A, 5.00%, 10/1/35	200	227,502
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,059,820
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	783,397
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,143,430

		$7,704,957

Escrowed/Prerefunded — 3.6%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$645	$750,045
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	355	412,815
Minnesota Municipal Power Agency, Prerefunded to 10/1/15, 5.00%, 10/1/35	855	872,254
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,162,080

		$4,197,194

General Obligations — 26.2%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,229,580
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,084,960
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	165,067

1

Security	Principal Amount (000’s omitted)	Value
Chaska Independent School District No. 112, 4.00%, 2/1/23	$2,000	$2,255,220
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	538,095
Duluth, 5.00%, 2/1/34	2,000	2,176,660
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,121,220
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,220,720
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,581,570
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,403,125
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,134,420
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,170,750
Minnesota, 5.00%, 6/1/21	1,155	1,294,108
Minnesota, 5.00%, 8/1/22	1,000	1,151,930
Minnesota, 5.00%, 10/1/27	1,970	2,326,964
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	197,700
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	870,950
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	36,260
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	558,755
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	564,290
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,186,510
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,094,090
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,443,962
Washington County, 3.50%, 2/1/28	1,000	1,015,280
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	814,635

		$30,636,821

Health Care – Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,037,950

		$1,037,950

Hospital — 11.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,127,020
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,083,120
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,131,900
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,746,390
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,110,790
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,118,830
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,142,370
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,135,890
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	766,155
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,558,980

		$12,921,445

Housing — 4.0%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$770	$775,306
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	725	729,705
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	455	455,505
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	500,910
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	65	65,406
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	465	476,402
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,653,366

		$4,656,600

2

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,001,030

		$1,001,030

Insured-Electric Utilities — 10.7%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,097,030
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,155,738
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	306,678
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,115,740
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,848,730
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,057,810

		$12,581,726

Insured-General Obligations — 2.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$768,957
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,179,882
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,067,400

		$3,016,239

Insured-Hospital — 4.7%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$833,325
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,974,258
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,125,600
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	550,185

		$5,483,368

Insured-Special Tax Revenue — 1.8%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,158,220

		$2,158,220

Insured-Transportation — 0.7%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$792,236

		$792,236

Lease Revenue/Certificates of Participation — 2.0%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,135,600
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	587,411
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	624,579

		$2,347,590

Other Revenue — 1.2%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$468,060
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	346,473
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	555,524

		$1,370,057

Special Tax Revenue — 4.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$297,230
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	324,069

3

Security	Principal Amount (000’s omitted)	Value
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,000	$2,174,500
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,177,220
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	570,050

		$5,543,069

Transportation — 1.9%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,135,950
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,125,620

		$2,261,570

Total Tax-Exempt Investments — 97.4% (identified cost $105,582,202)		$114,042,892

Other Assets, Less Liabilities — 2.6%		$3,011,967

Net Assets — 100.0%		$117,054,859

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 11.1% of total investments.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	31 U.S. Long Treasury Bond	Short	$(4,978,322)	$(4,947,406)	$30,916

4

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $30,916.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,343,789

Gross unrealized appreciation	$8,875,613
Gross unrealized depreciation	(176,510)

Net unrealized appreciation	$8,699,103

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$114,042,892	$—	$114,042,892
Total Investments	$—	$114,042,892	$—	$114,042,892
Futures Contracts	$30,916	$—	$—	$30,916
Total	$30,916	$114,042,892	$—	$114,073,808

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.7%

Security	Principal Amount (000’s omitted)	Value
Education — 11.4%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,041,487
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,152,100
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/28(1)	1,500	1,840,155
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,795,935
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	936,144
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,205,121
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,587,745

		$19,558,687

Escrowed/Prerefunded — 1.5%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,328,585
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,340,072

		$2,668,657

General Obligations — 2.2%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,213,780
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	2,000	2,242,700
Montclair Township, 5.00%, 1/1/28	350	406,843

		$3,863,323

Hospital — 9.2%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,254,165
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,370,520
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,324,435
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,126,350
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,298,035
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,415,560

		$15,789,065

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,156,270

		$1,156,270

Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,094,000
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	255	292,228
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	430	484,812
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	5,013,264

		$7,884,304

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,956,013

		$3,956,013

Insured-Escrowed/Prerefunded — 0.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,489,885

		$1,489,885

Insured-Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,551,668

		$3,551,668

Insured-General Obligations — 11.2%
Egg Harbor Township, (BAM), 5.00%, 2/1/23	$1,085	$1,294,503
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,331,956
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,310,640
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,103,632
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,059,400
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,949,822
Irvington Township, (AGM), 5.00%, 7/15/31	450	514,912
Jackson Township School District, (NPFG), 2.50%, 6/15/27(2)	4,905	4,624,973
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,107,540

		$19,297,378

Insured-Hospital — 2.2%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,720,422

		$3,720,422

Insured-Industrial Development Revenue — 3.6%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,165,326

		$6,165,326

Insured-Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$747,688
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,119,200

		$1,866,888

Insured-Special Tax Revenue — 11.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,153,002
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,384,540
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,868,396
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,293,830
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	223,724

		$18,923,492

Insured-Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,015	$4,325,520

		$4,325,520

Insured-Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,249,627
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	972,825

		$3,222,452

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	$1,000	$1,047,100
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,190,410
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,959,447

		$9,196,957

Other Revenue — 2.1%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,655,470

		$3,655,470

Senior Living/Life Care — 5.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,405,431
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,323,281
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,972,229
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,352,575
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,597,270

		$9,650,786

Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$310,761
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	539,159
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,476,430

		$2,326,350

Student Loan — 4.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.212%, 6/1/36(3)	$50	$49,687
New Jersey Higher Education Student Assistance Authority, (AMT), 1.212%, 6/1/36(3)(4)(5)	7,650	7,602,126

		$7,651,813

Transportation — 13.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,306,580
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,044,243
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,115,170
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,807,750
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	4,520	5,095,441
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,465	1,653,692
Port Authority of New York and New Jersey, 6.125%, 6/1/94	5,165	6,216,749
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,085,000

		$22,324,625

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,950	$3,962,442

		$3,962,442

Total Tax-Exempt Municipal Securities — 102.7% (identified cost $160,034,110)		$176,207,793

3

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
AHS Hospital Corp., 5.024%, 7/1/45(1)	$970	$970,000

Total Corporate Bonds & Notes — 0.6% (identified cost $970,000)		$970,000

Total Investments — 103.3% (identified cost $161,004,110)		$177,177,793

Other Assets, Less Liabilities — (3.3)%		$(5,623,101)

Net Assets — 100.0%		$171,554,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 8.4% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,482,126.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/15	100 U.S. 10-Year Treasury Note	Short	$(12,670,956)	$(12,837,500)	$(166,544)
6/15	107 U.S. Long Treasury Bond	Short	(17,183,242)	(17,076,531)	106,711

					$(59,833)

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is interest rate risk was $106,711 and $166,544, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,788,463

Gross unrealized appreciation	$16,526,156
Gross unrealized depreciation	(256,826)

Net unrealized appreciation	$16,269,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$176,207,793	$—	$176,207,793
Corporate Bonds & Notes	—	970,000	—	970,000
Total Investments	$—	$177,177,793	$—	$177,177,793
Futures Contracts	$106,711	$—	$—	$106,711
Total	$106,711	$177,177,793	$—	$177,284,504

Liability Description
Futures Contracts	$(166,544)	$—	$—	$(166,544)
Total	$(166,544)	$—	$—	$(166,544)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,200,779

		$1,200,779

Education — 12.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,243,276
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,097,310
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,110,770
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,314,940
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,667,955
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	308,410
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/27	600	719,454
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,835,112
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,069,417
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,236,300
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,729,575
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,873,825
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,610,799
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,713,575

		$28,530,718

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,068,980

		$2,068,980

Escrowed/Prerefunded — 0.1%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$180,413

		$180,413

General Obligations — 5.5%
Chartiers Valley School District, 5.00%, 10/15/35	$1,000	$1,130,580
Chester County, 5.00%, 7/15/27	1,000	1,150,550
Chester County, 5.00%, 7/15/28	410	471,180
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,044,100
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,281,313
Montgomery County, 4.375%, 12/1/31	1,840	1,950,382
Owen J. Roberts School District, 5.00%, 5/15/28	535	614,148

		$12,642,253

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 17.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,378,300
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,234,853
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,899,631
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,098,580
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,409,564
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,073,000
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,050,599
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,775,357
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,534,505
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,068,280
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	9,000	10,455,930
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,846,335
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	780,024
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,801,500

		$40,406,458

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,330,320
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,155,210
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,543,680

		$4,029,210

Insured-Education — 3.2%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,302,370
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), Prerefunded to 6/15/16, 5.00%, 6/15/23	2,500	2,630,700
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,407,253

		$7,340,323

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,482,877
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	341,870

		$1,824,747

Insured-Escrowed/Prerefunded — 14.2%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,745,988
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,371,925
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,441,381
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,379,195
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,187,571
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,830,480
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,134,653
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,620,555
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,443,790

2

Security	Principal Amount (000’s omitted)	Value
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,780	$5,343,437
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,992,138

		$32,491,113

Insured-General Obligations — 15.8%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,252,138
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	117,629
Bethlehem Area School District, (AGM), 5.25%, 1/15/25(3)	1,885	2,161,982
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,078,124
Bethlehem Area School District, (BAM), 5.00%, 8/1/32(4)	1,500	1,702,050
Cambria County, (BAM), 5.00%, 8/1/30	3,370	3,786,262
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,384,750
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,824,210
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,753,230
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,663,370
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,038,932
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,179,240
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,503,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	848,720
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	724,890
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	937,056
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	66,502
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	775,951
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,136,550
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,225,796
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,150,320

		$36,311,062

Insured-Hospital — 4.4%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,510,640
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,467,837

		$9,978,477

Insured-Lease Revenue/Certificates of Participation — 5.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,110,940
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,546,500
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,924,180

		$12,581,620

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,324,500
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	202,029

		$2,526,529

Insured-Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,140,022
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,603,935

		$7,743,957

Insured-Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,151,530
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,057,496

		$3,209,026

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,087,569

3

Security	Principal Amount (000’s omitted)	Value
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	$1,775	$1,969,007

		$4,056,576

Senior Living/Life Care — 1.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	$2,500	$912,475
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	324,420
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	612,540
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,318,759

		$3,168,194

Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$721,800
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	354,758
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	165,070
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	923,481

		$2,165,109

Transportation — 6.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$863,660
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	458,592
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,101,708
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,891,230
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,448,344
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,185,320
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	899,972

		$15,848,826

Water and Sewer — 4.0%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$1,981,402
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,784,493
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,364,875
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,368,899
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,648,349

		$9,148,018

Total Tax-Exempt Investments — 103.7% (identified cost $215,800,001)		$237,452,388

Other Assets, Less Liabilities — (3.7)%		$(8,398,674)

Net Assets — 100.0%		$229,053,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

4

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 48.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)	Defaulted bond.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	160 U.S. Long Treasury Bond	Short	$(25,694,567)	$(25,535,000)	$159,567

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $159,567.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,399,295

Gross unrealized appreciation	$24,905,799
Gross unrealized depreciation	(2,602,706)

Net unrealized appreciation	$22,303,093

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$237,452,388	$—	$237,452,388
Total Investments	$—	$237,452,388	$—	$237,452,388
Futures Contracts	$159,567	$—	$—	$159,567
Total	$159,567	$237,452,388	$—	$237,611,955

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.2%

Security	Principal Amount (000’s omitted)	Value
Education — 8.3%
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	$1,065	$1,240,054
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	654,704
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	724,284
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	400	482,992
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/27	415	489,999
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/45	3,250	4,366,602
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	594,415
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	640,882
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	577,850
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	571,395
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	179,751
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.12%, 10/1/39(1)	2,000	2,000,000
University of Idaho, 5.00%, 4/1/24	500	605,495
University of Massachusetts Building Authority, 5.00%, 11/1/26	6,660	8,174,617
University of Nebraska, 5.00%, 5/15/26	625	750,831

		$22,053,871

Electric Utilities — 7.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,352,660
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35(2)	8,075	8,353,507
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	253,068
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,799,370
Monroe County, GA, Development Authority, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,049,720
Nebraska Public Power District, 5.00%, 1/1/24	750	906,352
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	176,625
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,048,920
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25(3)	2,525	2,994,978
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	280,418

		$20,215,618

General Obligations — 24.1%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25(2)	$3,000	$3,655,020
Ann Arbor, MI, Public Schools, 5.00%, 5/1/23	865	1,027,897
Ann Arbor, MI, Public Schools, 5.00%, 5/1/27	1,000	1,180,590
California, 5.00%, 10/1/23	1,000	1,230,080
California, 5.00%, 3/1/27	5,000	6,001,900
Cambridge, MA, 4.00%, 1/1/24	1,250	1,448,050
Cambridge, MA, 4.00%, 1/1/25	1,700	1,971,609
Cambridge, MA, 4.00%, 1/1/26	1,405	1,604,440
Cambridge, MA, 4.00%, 1/1/27	795	894,661
Cambridge, MA, 4.00%, 1/1/28	780	867,875
Champaign, IL, 4.00%, 12/15/24	485	556,305
Champaign, IL, 4.00%, 12/15/25	510	585,174
Champaign, IL, 4.00%, 12/15/26	545	617,758

Security	Principal Amount (000’s omitted)	Value
Champaign, IL, 4.00%, 12/15/27	$580	$650,516
Chicago Park District, IL, 5.00%, 1/1/24	500	567,240
Durand Area Schools, MI, 5.00%, 5/1/22	915	1,083,726
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,140,787
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	944,422
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,036,349
Grosse Pointe Farms, MI, 4.00%, 10/1/27(3)	380	432,930
Grosse Pointe Farms, MI, 4.00%, 10/1/31(3)	425	469,187
Grosse Pointe Farms, MI, 4.00%, 10/1/33(3)	340	370,542
Grosse Pointe Farms, MI, 5.00%, 10/1/25(3)	375	471,889
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/26	900	1,050,687
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,232,454
Madison, AL, 5.00%, 12/1/25(3)	1,455	1,747,848
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,990	2,424,497
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	894,787
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,180,590
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	585,555
Mobile County, AL, 5.00%, 6/1/23	860	1,035,603
Mobile County, AL, 5.00%, 6/1/24	300	364,446
Montgomery County, MD, (SPA: Wells Fargo Bank, N.A.), 0.12%, 6/1/26(1)	8,915	8,915,000
New York, NY, 5.00%, 8/1/25	1,000	1,202,640
New York, NY, 5.00%, 8/1/29	450	518,540
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	689,785
Roseville Community Schools, MI, 5.00%, 5/1/23	1,475	1,752,772
St. Joseph, MI, Public Schools, 5.00%, 5/1/28	1,880	2,201,687
St. Joseph, MI, Public Schools, 5.00%, 5/1/29	1,750	2,035,740
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,239,900
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	478,396
Washington, 5.00%, 7/1/26	5,000	6,065,300

		$64,425,174

Hospital — 15.0%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$114,668
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	226,956
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	160	177,686
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	119,942
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	162,812
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	268,478
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	505,920
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,672,695
Decatur, TX, Hospital Authority, (Wise Regional Health System), 4.00%, 9/1/20	225	244,334
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/21	330	372,075
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/22	150	167,523
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/23	200	222,590
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 2.01%, Variable to 2/1/17 (Put Date), 8/1/38(5)	2,000	2,039,440
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,146,430
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.03%, Variable to 3/1/17 (Put Date), 10/1/29(5)(6)	2,700	2,743,821
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,139,440
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,842,110
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,283
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	301,704

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	$1,400	$1,582,336
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,182,960
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,128,030
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	702,411
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	560,245
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	582,255
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	520,018
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	715,584
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	300	329,655
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	543,745
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	646,794
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	482,013
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,065,190
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	1,100	1,166,132
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,160,588
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,156,914
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,260,096
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,049,240
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	252,727
North Carolina Medical Care Commission, (Mission Health System, Inc.), 3.125%, 10/1/30	895	861,464
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	571,575
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25	1,000	1,077,190
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	574,190
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	579,635
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/28	2,800	3,242,064
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	364,935
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35(3)	1,750	1,710,292
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,168,890
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	276,485

		$40,115,560

Housing — 1.0%
East Hempfield Township, PA, Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/29	$500	$544,545
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,045,463
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	452,584
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	538,963

		$2,581,555

Industrial Development Revenue — 2.8%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(6)	$250	$258,260
East Baton Rouge Parish Industrial Development Board, Inc., LA, (Georgia-Pacific Corp.), (AMT), (LOC: Georgia-Pacific LLC), 0.36%, 6/1/29(1)(6)	1,450	1,450,000
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	215	242,406
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(6)	2,000	2,002,380
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(6)	370	376,349

Security	Principal Amount (000’s omitted)	Value
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,000	$1,077,340
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.86%, Variable to 12/2/19 (Put Date), 12/1/44(5)	2,000	1,991,620

		$7,398,355

Insured-Electric Utilities — 1.1%
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/28	$2,000	$2,271,820
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	115	118,074
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	506,710

		$2,896,604

Insured-General Obligations — 5.1%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$417,477
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,174,150
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,182,410
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,751,940
Detroit, MI, (AGC), 5.00%, 4/1/20	39	41,128
Detroit, MI, (AMBAC), 4.00%, 4/1/16	33	32,866
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	126,278
Detroit, MI, (AMBAC), 4.00%, 4/1/20	36	35,474
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	163,988
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	229,606
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,062
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,112
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,707
Lakewood Public Schools, MI, (AGM), (Liq: JPMorgan Chase Bank N.A.), 0.13%, 5/1/29(4) (6)	2,000	2,000,000
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/25	890	1,016,202
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/26	925	1,044,917
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	224,217
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	864,607
Oyster Bay, NY, (AGM), 4.00%, 8/1/29	1,000	1,051,380
Puerto Rico, (AGC), 5.00%, 7/1/34	310	309,411
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,055,306
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	495	486,342
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	411,845

		$13,720,425

Insured-Hospital — 0.7%
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank N.A.), 0.12%, 8/15/25(1)	$2,000	$2,000,000

		$2,000,000

Insured-Housing — 0.3%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$480,119
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	426,976

		$907,095

Insured-Special Tax Revenue — 1.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$386,645
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,000	937,560
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,149,740
Successor Agency to San Pablo Redevelopment Agency, CA, (AGM), 5.00%, 6/15/25	700	834,995

		$3,308,940

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$206,541
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,157,000
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	245	254,687
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	210	218,303
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	820	809,398
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	650	637,806
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	935	907,736
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	206,952

		$4,398,423

Insured-Water and Sewer — 1.8%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,403
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26(2)	4,000	4,581,840
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	101,087

		$4,871,330

Lease Revenue/Certificates of Participation — 2.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,161,930
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	1,500	1,812,420
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,586,380

		$6,560,730

Other Revenue — 3.5%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$570	$649,697
New Jersey Economic Development Authority, (School Facilities Construction), 1.01%, 2/1/17(5)	4,000	3,977,280
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,250,890
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.87%, Variable to 8/1/19 (Put Date), 11/1/39(5)	300	299,739
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	110,099

		$9,287,705

Senior Living/Life Care — 2.4%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$177,548
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/19	650	709,605
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	650	668,999
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	1,175	1,282,888
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	275	303,581
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	2,950	3,196,325

		$6,338,946

Special Tax Revenue — 2.8%
Baldwin County, AL, Board of Education, 5.00%, 6/1/26	$2,000	$2,391,820
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	50	36,475
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	75	51,321
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22	465	548,719
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	864,147
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	2,989,100
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/23	500	619,625

		$7,501,207

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$564,385
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	85	85,105

		$649,490

Transportation — 9.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,346,980
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,310,455
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,129,640
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21(2)	3,000	3,466,110
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	596,685
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	295,218
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,450,938
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	450	538,704
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,189,460
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.31%, Variable Rate to 12/15/21 (Put Date), 6/15/34(5)	1,750	1,749,650
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/24	1,600	1,866,544
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/25	1,600	1,872,656
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/27	1,000	1,148,640
Pennsylvania Turnpike Commission, 0.99%, 12/1/20(5)	1,000	1,010,060
Pennsylvania Turnpike Commission, 1.26%, 12/1/19(5)	500	508,365
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	226,112
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	558,470
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	554,280
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	825,090
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,590,128
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	586,845

		$25,821,030

Water and Sewer — 1.5%
Chicago, IL, Water Revenue, 5.00%, 11/1/25	$500	$583,195
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	133,682
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	314,302
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,034,000
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), (SPA: U.S. Bank N.A.), 0.12%, 6/15/43(1)	2,000	2,000,000

		$4,065,179

Total Tax-Exempt Municipal Securities — 93.2% (identified cost $246,494,073)		$249,117,237

Taxable Municipal Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,502,745
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,594,845

		$3,097,590

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.0%
Detroit, MI, (AMBAC), 4.61%, 4/1/16	$330	$323,763
Detroit, MI, (AMBAC), 4.96%, 4/1/20	1,973	1,930,441
Detroit, MI, (AMBAC), 5.15%, 4/1/25	6,214	5,916,385

		$8,170,589

Total Taxable Municipal Securities — 4.2% (identified cost $10,768,067)		$11,268,179

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 1.1%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,015,570
Northwestern University, 3.688%, 12/1/38(3)	2,000	2,012,940

Total Corporate Bonds & Notes — 1.1% (identified cost $3,000,000)		$3,028,510

Total Investments — 98.5% (identified cost $260,262,140)		$263,413,926

Other Assets, Less Liabilities — 1.5%		$3,887,988

Net Assets — 100.0%		$267,301,914

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At April 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Michigan	13.3%
New York	12.3%
Others, representing less than 10% individually	72.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.6% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2015.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2015.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $8,830,810 or 3.3% of the Fund’s net assets.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/15	30 U.S. Long Treasury Bond	Short	$(4,944,789)	$(4,787,813)	$156,976

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $156,976.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$260,224,813

Gross unrealized appreciation	$3,886,189
Gross unrealized depreciation	(697,076)

Net unrealized appreciation	$3,189,113

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$249,117,237	$—	$249,117,237
Taxable Municipal Securities	—	11,268,179	—	11,268,179
Corporate Bonds & Notes	—	3,028,510	—	3,028,510
Total Investments	$—	$263,413,926	$—	$263,413,926
Futures Contracts	$156,976	$—	$—	$156,976
Total	$156,976	$263,413,926	$—	$263,570,902

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015